Fair Value Measurement - Schedule of Level 3 Fair Value Measurements FY) (Details)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Sep. 17, 2024 $ / shares	Dec. 31, 2023 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	41	48		18
Embedded derivative liabilities, measurement input			44	18
Stock price | Series B Tranche Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Series B tranche liability, measurement input				21
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.60	0.60		0.55
Embedded derivative liabilities, measurement input				0.40
Volatility | Series B Tranche Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Series B tranche liability, measurement input				0.21
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.04	0.04		0.04
Embedded derivative liabilities, measurement input				0.04
Risk-free rate | Series B Tranche Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Series B tranche liability, measurement input				0.05
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0		0
Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liabilities, measurement input			0.12
Lattice or Monte Carlo Model Projection Period
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liabilities, measurement input				2